Summary of significant accounting policies - Consolidated Statements of Cash Flows VIE (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Variable Interest Entity [Line Items]
Net cash (used in) provided by operating activities	$ 6,374,344	$ 9,725,259
Net cash (used in) provided by investing activities	(52,924,075)	(2,767,971)
Net cash provided by financing activities	5,895,519	6,843,663
Discontinued operations.
Variable Interest Entity [Line Items]
Net cash (used in) provided by operating activities		8,049
Net cash (used in) provided by investing activities		(14,745)
Effect of exchange rate changes on cash and restricted cash		2,550
Net increase (decrease) in cash and restricted cash		(4,146)
Cash and restricted cash, beginning of year		66,245
Cash and restricted cash, end of year		62,099
Continuing operations
Variable Interest Entity [Line Items]
Net cash (used in) provided by operating activities	6,374,344	9,725,259
Net cash (used in) provided by investing activities	(52,924,075)	(2,767,971)
Net cash provided by financing activities	5,895,519	6,843,663
Effect of exchange rate changes on cash and restricted cash	(3,335,361)	78,715
Net increase (decrease) in cash and restricted cash	(43,989,573)	13,879,666
Cash and restricted cash, beginning of year	59,262,514	2,165,151
Cash and restricted cash, end of year	15,272,941	16,044,817
Other | Continuing operations
Variable Interest Entity [Line Items]
Net cash (used in) provided by operating activities	(44,026,361)	5,872,759
Net cash (used in) provided by investing activities	(8,389,513)	(1,353)
Net cash provided by financing activities	(49,881)	8,468
Effect of exchange rate changes on cash and restricted cash	(3,381,344)	14,980
Net increase (decrease) in cash and restricted cash	(55,847,099)	5,894,854
Cash and restricted cash, beginning of year	183,030	183,030
Cash and restricted cash, end of year	(55,664,069)	6,077,884
WFOE (VIE) | Continuing operations
Variable Interest Entity [Line Items]
Net cash (used in) provided by operating activities	9,735,052	10,567,362
Net cash (used in) provided by investing activities	2,830,945	(2,751,873)
Net cash provided by financing activities		(168,170)
Effect of exchange rate changes on cash and restricted cash	39,573	(12,590)
Net increase (decrease) in cash and restricted cash	12,605,570	7,634,729
Cash and restricted cash, beginning of year	116,447	420
Cash and restricted cash, end of year	12,722,017	7,635,149
VIE and its subsidiaries | Continuing operations
Variable Interest Entity [Line Items]
Net cash (used in) provided by operating activities	47,125,836	(306,414)
Net cash (used in) provided by investing activities	(47,365,507)
Effect of exchange rate changes on cash and restricted cash	6,410	73,775
Net increase (decrease) in cash and restricted cash	(233,261)	(232,639)
Cash and restricted cash, beginning of year	434,135	1,913,335
Cash and restricted cash, end of year	200,874	1,680,696
FAMI | Continuing operations
Variable Interest Entity [Line Items]
Net cash (used in) provided by operating activities	(6,460,183)	(6,416,497)
Net cash provided by financing activities	5,945,400	7,003,365
Net increase (decrease) in cash and restricted cash	(514,783)	586,868
Cash and restricted cash, beginning of year	522,915	2,121
Cash and restricted cash, end of year	$ 8,132	$ 588,989